Summary of Significant Principal Accounting Policies (Summary of Useful Lives) (Details)	Dec. 31, 2023
Electronic devices
Property, Plant and Equipment
Useful years	3 years
Electronic devices | Minimum
Property, Plant and Equipment
Residual rate	0.00%
Electronic devices | Maximum
Property, Plant and Equipment
Residual rate	5.00%
Vehicle
Property, Plant and Equipment
Useful years	5 years
Residual rate	5.00%
Furniture and office equipment
Property, Plant and Equipment
Useful years	5 years
Residual rate	5.00%
Machinery
Property, Plant and Equipment
Useful years	10 years
Residual rate	5.00%
Buildings
Property, Plant and Equipment
Useful years	44 years
Residual rate	5.00%
Leasehold improvement
Property, Plant and Equipment
Residual rate	0.00%